INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

									Carrying amount
	At December 31, 2022	Effects of movements in foreign exchange in the balance sheet	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2023	Acquisition cost	Amortization
Brands	6,163.1	(1,838.5)	808.6	73.9	-	-	-	5,207.1	5,207.1	-
Intangibles	571.7	(33.5)	-	869.3	(56.7)	-	-	1,350.8	4,087.0	(2,736.2)
Software	2,134.1	(344.6)	176.2	37.0	(573.5)	(0.9)	976.5	2,404.8	4,954.2	(2,549.4)
Others	353.3	(32.9)	11.0	487.7	(56.4)	(0.7)	317.0	1,079.0	1,837.9	(758.9)
Total	9,222.2	(2,249.5)	995.8	1,467.9	(686.6)	(1.6)	1,293.5	10,041.7	16,086.2	(6,044.5)

									Carrying amount
	At December 31, 2023	Effects of movements in foreign exchange in the balance sheet	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2024	Acquisition cost	Amortization
Brands	5,207.1	824.2	1,428.7	-	-	-	(73.8)	7,386.2	7,386.3	-
Intangibles	1,350.8	214.7	-	-	(51.4)	-	-	1,514.1	4,417.8	(2,903.6)
Software	2,404.8	43.4	284.4	3.0	(759.1)	(0.5)	1,277.9	3,253.9	7,128.6	(3,874.6)
Others	1,079.0	33.5	24.1	504.7	(36.5)	-	(1,228.3)	376.5	1,570.2	(1,194.0)
Total	10,041.7	1,115.8	1,737.2	507.7	(847.0)	(0.5)	(24.2)	12,530.7	20,502.9	(7,972.2)

Schedule of carrying value of intangible assets with indefinite useful lives

	2024	2023
Argentina	2,765.0	1,303.7
Bolivia	1,061.6	830.0
Brazil	-	73.9
Canada	230.5	195.7
Chile	80.7	70.7
Luxembourg	339.6	339.6
Paraguay	602.1	504.7
Dominican Republic	1,740.1	1,431.5
Panama	425.9	333.0
Uruguay	140.8	124.3
	7,386.3	5,207.1